MORTGAGE LOANS ON REAL ESTATE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
MORTGAGE LOANS ON REAL ESTATE	MORTGAGE LOANS ON REAL ESTATE
Generally, commercial mortgage loans are secured by first liens on income-producing real estate. Non-accrual balances are those more than 90 days past due. The age analysis of loans by property type is shown below

AS AT DEC. 31, 2022 US$ MILLIONS	Current	Non-accrual	Total	Percentage
Apartment	$907	$—	$907	15%
Hotel	1,114	—	1,114	19%
Industrial	1,050	—	1,050	18%
Office	1,160	27	1,187	20%
Parking	420	—	420	7%
Retail	874	—	874	15%
Storage	120	—	120	2%
Other	257	—	257	4%
Total	$5,902	$27	$5,929	100%
Allowance for credit losses			(41)
Total, net of allowance			$5,888

AS AT DEC.31, 2021 US$ MILLIONS	Current	Non-accrual	Total	Percentage
Apartment	$73	$—	$73	19%
Hotel	149	—	149	38%
Industrial	27	—	27	7%
Office	41	—	41	10%
Retail	97	—	97	25%
Storage	4	—	4	1%
Total	$391	$—	$391	100%
Allowance for credit losses			(1)
Total, net of allowance			$390

Allowance for credit losses for mortgage loans primarily relates to commercial mortgage loans. The rollforward of the allowance for credit losses for mortgage loans is shown below:

FOR THE YEAR ENDED DEC. 31 US$ MILLIONS	2022	2021
Balance at January 1	$(1)	$—
Provision	(40)	(1)
Balance at December 31	$(41)	$(1)
There were no allowances for credit losses for mortgage loans for the year ended December 31, 2020.
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property-type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by property-type are shown below:

	December 31, 2022		December 31, 2021
US$ MILLIONS	Asset Balance	Allowance	Asset Balance	Allowance
Apartment	$907	$(1)	$73	$(1)
Hotel	1,114	(6)	149	—
Industrial	1,050	(4)	27	—
Office	1,187	(17)	41	—
Parking	420	(6)	—	—
Retail	874	(4)	97	—
Storage	120	(2)	4	—
Other	257	(1)	—	—
Total	$5,929	$(41)	$391	$(1)
Credit Quality Indicators
Mortgage loans are segregated by property-type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS AT DEC. 31, 2022 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
Apartment	$331	$225	$110	141	$22	$78	$907
Hotel	256	139	39	130	180	370	1,114
Industrial	275	169	215	132	65	194	1,050
Office	130	45	24	47	157	784	1,187
Parking	55	29	27	13	19	277	420
Retail	265	118	65	37	31	358	874
Storage	8	24	35	38	15	—	120
Other	117	44	—	28	19	49	257
Total	$1,437	$793	$515	$566	$508	$2,110	$5,929
Allowance for credit losses							(41)
Total, net of allowance							$5,888
Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. It is the Company's policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. At December 31, 2022, one commercial loan was past due over 90 days or in non-accrual status.